Forward Purchase Agreement	9 Months Ended
Sep. 30, 2022
Forward Purchase Agreement [Abstract]
FORWARD PURCHASE AGREEMENT

Note 9 FORWARD PURCHASE AGREEMENT

The Company entered into a Forward Share Purchase Agreement with Meteora Capital Partners and its affiliates (collectively, “Meteora”) for a forward purchase transaction. Prior to the Closing, Meteora agreed not to redeem 2,873,728 shares of Class A Common Stock (the “Meteora Shares”) in connection with the Business Combination. Meteora has the right to sell the Meteora Shares in the open market and on the fifteen (15) month anniversary of the Closing of the Business Combination (the” Put Date”) may obligate the Company to purchase the shares from Meteora should any not have been sold in the open market.

In connection with the Forward Share Purchase Agreement, the Company and Meteora entered into an escrow agreement (the “Escrow Agreement”) where $29,135, based on the Meteora Shares and the corresponding redemption price from the Business Combination, was deposited into escrow by the Company (the “Prepayment Amount”). There are a few scenarios in which the Forward Purchase Agreement can be settled either before or on the Put Date:

i.	At any time prior to the Put Date, Meteora may sell the Meteora Shares to any third party following the Business Combination but before the Put Date in the open market. If Meteora sells any shares prior to the Put Date, an amount equal to the product of the number of Meteora Shares sold multiplied by 92.5% of a reset price (the “Reset Price”) will be released from the Escrow Account and paid to the Company (the “Open Market Sale Payment”), and an amount equal to the product of (a) the portion of the Meteora Shares that Meteora sells in the open market and (b) the difference between the (i) the per share escrow amount and (ii) the Open Market Sale Payment, will be released from the Escrow Account to Meteora. The Reset Price shall initially be $10.00 and, thereafter, shall be subject to weekly adjustments during the term of the Forward Purchase Agreement based on the then current Reset Price and volume weighted average trading prices (“VWAP”) of the Company’s Class A Common Stock for the immediately preceding week.

ii.	On the Put Date, if any of the Meteora Shares subject to the Forward Purchase Agreement remain unsold, Meteora is entitled to a) the product of the unsold Meteora Shares multiplied by the Redemption Price which will be released from the Escrow Account, and b) the Company will be required to transfer to Meteora maturity consideration equal to the product of $0.05 per Meteora Share sold to the Company and the number of days between the closing of the Business Combination and the Put Date divided by 30 days.

iii.	The Put Date may be accelerated and occur prior to the fifteen month anniversary of the Closing of the Business Combination upon the occurrence of certain events and circumstances set forth in the Forward Share Purchase Agreement, including a) if the VWAP of the Company’s Class A Common Stock falls below $2.50 per share during any 20 of 30 consecutive trading days, b) if the Forward Purchase Agreement is early terminated, or c) if the Company’s Class A Common Stock is delisted from a national exchange. If the Put Date is accelerated, the Company would follow the maturity consideration described above.

In accordance with ASC 815, Derivatives and Hedging, the Company has determined that Meteora’s ability to require the Company to repurchase shares in certain situations is an embedded derivative that is required to be bifurcated and accounted for as a derivative. The derivative, referred to as the “Forward Purchase Derivative” is recorded as a liability on the Company’s unaudited consolidated balance sheet. The Company has prepared fair value measurements for the Forward Purchase Derivative as of the Closing and September 30, 2022, which is described in Note 11. The Company remeasures the fair value of the Forward Purchase Derivative each reporting period and the change in fair value is recorded in current earnings.

The Prepayment Amount is considered a loan to Meteora and is reported as a reduction of equity and shareholder receivable, consistent with the guidance on loans to shareholders in ASC 505, Equity. Based on the 2,753,728 remaining shares subject to the agreement, the Reset Price, and the applicable percentage the forward purchase agreement receivable has a remaining balance of $3,989.